MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.1 - Schedule 6

Exception Grades
Run Date - 11/XX/2025 7:19:54 PM
Unique ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
186552681	XXX	XXX		34616554	XXX	10/XX/2018 9:52:01 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception. Co-borrower has 1 closed and 3 active trade lines, however, 2 of the trade lines are open < 12 months (6/2017 and 11/2017) vs program requirement of at least 2 trade lines that have been active within the past 12 months.	FICO score of 730 > program requirement of 700 Both borrowers have 0 late payments on their credit reports with low balance to limit ratios 13 months reserves > program requirement of 4 months No public records			Reviewer Comment (2018/XX/17): XXX has elected to waive this requirement based on compensating factors.			5/XX/2018 4:51:29 PM	2	C	B	C	B	C	B	C	B	C	B	5/XX/2018	XX	Investment	Purchase		C	B	C	B			A	A		N/A	No
186552510	XXX	XXX		34616571	XXX	9/XX/2020 6:55:45 PM	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided						Reviewer Comment (2020/XX/23): FraudGuard was provided Buyer Comment (2020/XX/21): fraudguard	9/XX/2020 10:40:56 AM			1	C	A	C	A	C	A	C	A	C	A	10/XX/2019	XX	Investment	Purchase		D	A	C	A			D	A		N/A	No
186552510	XXX	XXX		34616572	XXX	9/XX/2020 6:55:45 PM	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Not required. FQC to clear				Reviewer Comment (2020/XX/23): Not required. Buyer Comment (2020/XX/18): please waive per the condition information: Condition Information: Not required. FQC to clear	9/XX/2020 10:40:06 AM			1	C	A	C	A	C	A	C	A	C	A	10/XX/2019	XX	Investment	Purchase		D	A	C	A			D	A		N/A	No
186552510	XXX	XXX		34616573	XXX	9/XX/2020 6:55:45 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2020/XX/23): FraudGuard was provided Buyer Comment (2020/XX/21): fraudguard	9/XX/2020 10:41:01 AM			1	C	A	C	A	C	A	C	A	C	A	10/XX/2019	XX	Investment	Purchase		D	A	C	A			D	A		N/A	No
186552510	XXX	XXX		34616576	XXX	9/XX/2020 6:55:45 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 10/XX/2019; Lien Position: 1					Reviewer Comment (2020/XX/29): Desk review obtained supporting appraised value	9/XX/2020 11:15:39 AM			1	D	A	D	A	D	A	D	A	D	A	10/XX/2019	XX	Investment	Purchase		D	A	C	A			D	A		N/A	No
186552510	XXX	XXX		34616579	XXX	9/XX/2020 6:55:45 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guides, Foreign National borrowers should have an Individual Taxpayer Identification Number (ITIN) to report rental income				Reviewer Comment (2020/XX/23): Not required Buyer Comment (2020/XX/21): ITIN LOE	9/XX/2020 10:42:27 AM			1	C	A	C	A	C	A	C	A	C	A	10/XX/2019	XX	Investment	Purchase		D	A	C	A			D	A		N/A	No